[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


August 28, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


     Re:  Van Kampen Unit Trusts, Municipal Series 605
          File No. 333-131443     CIK #1344084

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on August 25, 2008.

                                                               Very truly yours,

                                                             /s/ John F. Tierney

                                                                 John F. Tierney
                                                             Executive Director,
                                                           Van Kampen Funds Inc.